Financial Assets and Financial Liabilities - Summary of Effect of Changes in foreign Exchange Rates (Details) € in Millions	12 Months Ended
	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
+5%
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Effect on profit / (loss) before tax	€ (11.6)	€ (35.5)
Effect on pre-tax equity	(11.6)	(35.5)
-5%
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Effect on profit / (loss) before tax	12.9	39.2
Effect on pre-tax equity	€ 12.9	€ 39.3
United States | U.S. dollar | Currency risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Closing rate	1.0389	1.1050
Average rate	1.0824	1.0813